UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended  December 31, 2011
                                              --------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             RMF GP, LLC
                  --------------------------------------
Address:          650 Madison Ave.
                  --------------------------------------
                  New York, NY 10022
                  --------------------------------------


Form 13F File Number:  28-14236
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Craig Huff
                  --------------------------------------
Title:            Co-Chief Executive Officer
                  --------------------------------------
Phone:            (212) 610-9000
                  --------------------------------------

Signature, Place, and Date of Signing:

    /s/ Craig Huff                 New York, NY             February 14, 2012
-------------------------  ---------------------------   -----------------------
      [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                            ----------------------------

Form 13F Information Table Entry Total:                   17
                                            ----------------------------

Form 13F Information Table Value Total:               $231,422
                                            ----------------------------
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

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



                                            FORM 13F INFORMATION TABLE

       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
APPLE INC               COM       037833100   33,994        83,935    SH                SOLE                    83,935

COCA COLA ENTERPRISES
INC NE                  COM       19122T109   21,346       828,014    SH                SOLE                   828,014

COMVERSE TECHNOLOGY     COM PAR
INC                     0.10      205862402   10,693     1,558,768    SH                SOLE                 1,558,768

CURRENCYSHARES EURO
TR                      PUT       23130C958    1,211         2,815            PUT       SOLE                     2,815

CVR ENERGY INC          COM       12662P108   10,261       547,833    SH                SOLE                   547,833

EL PASO CORP            COM       28336L109    1,156        43,500    SH                                        43,500

ELLINGTON FINANCIAL
LLC                     COM       288522303    8,130       473,497    SH                SOLE                   473,497

EXPRESS SCRIPTS INC     COM       302182100   22,214       497,067    SH                SOLE                   497,067

GENERAL MTRS CO         COM       37045V100   23,931     1,180,600    SH                SOLE                 1,180,600

JOHNSON CTLS INC        COM       478366107   12,331       394,472    SH                SOLE                   394,472

NIELSEN HOLDINGS N V    COM       N63218106    2,694        90,731    SH                SOLE                    90,731

RANGE RES CORP          COM       75281A109    2,174        35,100    SH                SOLE                    35,100

SENSATA TECHNOLOGIES
HLDG BV                 SHS       N7902X106   12,567       478,192    SH                SOLE                   478,192

TEEKAY CORPORATION      COM       Y8564W103   20,117       752,596    SH                SOLE                   752,596


       COLUMN 1        COLUMN 2  COLUMN 3    COLUMN 4            COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
       --------        --------  --------    --------   ------------------------      --------    --------   -----------------------

                        TITLE                  VALUE      SHRS OR     SH/    PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)     PRN AMT     PRN    CALL     DISCRETION   MANAGERS    SOLE    SHARED  NONE
TYCO INTERNATIONAL LTD  SHS       H89128104   22,673       485,392    SH                SOLE                   485,392

WILLIAMS COS INC DEL    COM       969457100   25,492       772,011    SH                SOLE                   772,011

WPX ENERGY INC          COM       98212B103      438        24,100    SH                SOLE                    24,100




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